Sohu.com Limited Shareholders' Equity (Changyou 2014 Share Incentive Plan, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 26, 2019	Jul. 28, 2016	Jun. 01, 2015	Feb. 16, 2015	Nov. 02, 2014	Jun. 27, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 18,251	$ 2,095	$ 41,468
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options vested	2,952,000
Total fair value of stock options granted	$ 36,400
Share-based compensation expense	1,900	(6,500)	17,400
Total fair values of share options vested	1,000	5,700	14,800
Total intrinsic value of share options exercised	$ 6,600	$ 14,900	$ 10,300
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan	10 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance								6,000,000	2,000,000
Plan expiration date	Jun. 30, 2024
Number of shares under contractually granted share options				3,023,000	100,000	1,998,000
Exercise prices of option granted				$ 0.01	$ 0.01	$ 0.01
Installments of share options granted	Four equal installments
Award vesting period	4 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options								2,416,000
Number of Class A restricted share units converted to options							24,000,000
Exercise prices of option granted							$ 0.01